18. INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense (benefit)
Federal	$ 0	$ 0
State	0	0
Current	0	0
Deferred income tax expense (benefit)
Federal	(10,854,954)	(1,354,370)
State	(817,631)	(202,112)
Deferred	(11,259,911)	(1,556,482)
Change in valuation allowance (benefit)
Federal	10,854,954	1,354,370
State	817,631	202,112
Change in valuation allowance	11,259,911	1,556,482
Income tax expense	$ 0	$ 0